Share Based Compensation - Schedule of Number, weighted Average Exercise Prices and Weighted-average Grant Date Fair Value of Share Options (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares	1,412,772	2,991,778	5,983,900
Exercised | shares	(479,788)	(1,579,006)	(2,992,122)
Forfeited | shares	(21,920)
Number of options outstanding ending balance | shares	911,064	1,412,772	2,991,778
Number of options Vested and expected to vest | shares	911,064	1,412,772	2,991,778
Number of options exercisable | shares	911,064	1,412,772	2,991,778
Number of options non vested | shares	0	0	0
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 0.22	$ 0.22	$ 0.23
Weighted-average exercise price options exercised | $ / shares	0.25	0.23	0.24
Weighted-average exercise price options forfeited | $ / shares	0.27
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 0.2	$ 0.22	$ 0.22
Weighted-average exercise price options Vested and expected to vest	$ 0.2	$ 0.22	$ 0.22
Weighted-average exercise price options exercisable | $ / shares	$ 0.2	$ 0.22	$ 0.22
Weighted-average grant date fair value options outstanding beginning balance	$ 1.93	$ 1.94	$ 1.93
Weighted-average grant date fair value options exercised	1.9	1.94	1.92
Weighted-average grant date fair value options forfeited	1.93
Weighted-average grant date fair value options outstanding ending balance	1.95	1.93	1.94
Weighted-average grant date fair value options vested and expected to vest	1.95	1.93	1.94
Weighted-average grant date fair value options exercisable	$ 1.95	$ 1.93	$ 1.94
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	48,104,542	24,792,940	21,151,186
Granted | shares	1,958,914	24,957,454	8,543,982
Exercised | shares	(3,851,238)	(566,612)	(4,360,740)
Forfeited | shares	(2,398,792)	(1,079,240)	(541,488)
Number of options outstanding ending balance	43,813,426	48,104,542	24,792,940
Number of options Vested and expected to vest | shares	42,189,736	45,601,007	23,552,634
Number of options exercisable | shares	21,062,538	14,272,122	9,580,612
Number of options non vested | shares	22,750,888	33,832,420	15,212,328
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 3.65	$ 5.24	$ 4.45
Weighted-average exercise price options granted | $ / shares	3.81	2.05	5.54
Weighted-average exercise price options exercised | $ / shares	2.16	0.68	1.92
Weighted-average exercise price options forfeited | $ / shares	4.49	4.78	5.7
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 3.74	$ 3.65	$ 5.24
Weighted-average exercise price options Vested and expected to vest	$ 3.77	$ 3.68	$ 5.21
Weighted-average exercise price options exercisable | $ / shares	$ 4.65	$ 4.93	$ 4
Weighted-average exercise price options non vested	$ 2.9	$ 3.11	$ 6.03
Weighted-average grant date fair value options outstanding beginning balance	1.89	2.79	2.68
Weighted-average grant date fair value options granted	2.18	1.02	2.81
Weighted-average grant date fair value options exercised	1.42	2.67	2.26
Weighted-average grant date fair value options forfeited	2.15	2.25	2.9
Weighted-average grant date fair value options outstanding ending balance	1.93	1.89	2.79
Weighted-average grant date fair value options vested and expected to vest	1.94	1.91	2.79
Weighted-average grant date fair value options exercisable	2.42	2.75	2.64
Weighted-average grant date fair value options non vested	$ 1.47	$ 1.52	$ 2.88